PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2023
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

6.   PROPERTY AND EQUIPMENT, NET

Property and equipment and the accumulated depreciation were as follows:

	As of December 31,
	2022	2023
	RMB	RMB
Office facilities	2,844	2,163
Software	20,610	21,298
Computer equipment	18,797	17,981
Vehicles	285	201
Leasehold improvement	59,302	59,294
Total cost	101,838	100,937
Less: accumulated depreciation	(84,989)	(92,545)
Property and equipment, net	16,849	8,392

Depreciation expenses related to property and equipment were RMB18,826, RMB27,055 and RMB14,202 for the years ended December 31, 2021, 2022 and 2023, respectively.